Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Summary of product warranty accrual included in accrued expenses
Beginning balance, January 1, 2015	$ 242,000
Charged to cost of revenues
Usage	$ (242,000)
Ending balance, December 31, 2015